Investments in affiliates and joint ventures - Statements of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Revenue	$ 654,143	$ 498,468
Gross profit	90,417	92,218
Income before income taxes	60,693	60,472
Equity method investments
Schedule of Equity Method Investments [Line Items]
Revenue	332,440	159,054
Gross profit	33,641	17,220
Income before income taxes	25,064	9,113
Net income	$ 21,860	$ 7,740